Annual Fund Operating Expenses - First Trust Commercial Mortgage Opportunities ETF - First Trust Commercial Mortgage Opportunities ETF	Jul. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.46%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.